Vanguard Equity Income Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)
Communication Services (6.0%)
Verizon Communications Inc.	15,600,981	860,082
Comcast Corp. Class A	20,155,408	785,658
AT&T Inc.	7,424,795	224,452
CenturyLink Inc.	7,055,768	70,769
Omnicom Group Inc.	994,636	54,307
TEGNA Inc.	737,501	8,216
		2,003,484
Consumer Discretionary (4.7%)
McDonald's Corp.	2,493,180	459,917
Home Depot Inc.	1,452,419	363,845
Lowe's Cos. Inc.	1,519,725	205,345
VF Corp.	2,919,013	177,885
Target Corp.	980,188	117,554
^ Cie Generale des Etablissements Michelin SCA	832,394	86,764
Whirlpool Corp.	495,200	64,143
Best Buy Co. Inc.	498,248	43,482
H&R Block Inc.	2,448,469	34,964
Newell Brands Inc.	1,548,908	24,597
Hanesbrands Inc.	1,707,690	19,280
		1,597,776
Consumer Staples (12.5%)
Procter & Gamble Co.	7,648,098	914,483
Coca-Cola Co.	12,772,279	570,665
Philip Morris International Inc.	7,331,915	513,674
PepsiCo Inc.	3,607,027	477,065
Mondelez International Inc. Class A	7,573,588	387,238
Walmart Inc.	2,170,107	259,935
^ Unilever NV	4,694,278	250,064
Archer-Daniels-Midland Co.	6,259,218	249,743
Kraft Heinz Co.	3,001,502	95,718
Kimberly-Clark Corp.	658,124	93,026
Altria Group Inc.	1,892,765	74,291
Campbell Soup Co.	1,440,735	71,504
Sysco Corp.	1,174,681	64,208
Coca-Cola European Partners plc	1,567,901	59,204
Conagra Brands Inc.	1,109,232	39,012
Bunge Ltd.	738,158	30,360
Clorox Co.	119,498	26,214
Kellogg Co.	155,610	10,280
Hershey Co.	74,971	9,718
J M Smucker Co.	68,797	7,279
Colgate-Palmolive Co.	95,528	6,998
General Mills Inc.	108,318	6,678
		4,217,357

Energy (4.8%)
Chevron Corp.	4,591,173	409,670
Phillips 66	3,829,054	275,309
^ TC Energy Corp.	5,805,996	248,047
Exxon Mobil Corp.	4,255,981	190,328
Kinder Morgan Inc.	12,215,640	185,311
ConocoPhillips	3,756,672	157,855
Schlumberger Ltd.	2,010,663	36,976
Valero Energy Corp.	517,957	30,466
Murphy Oil Corp.	2,026,153	27,961
Williams Cos. Inc.	1,047,918	19,932
Delek US Holdings Inc.	800,932	13,944
CVR Energy Inc.	561,924	11,300
Devon Energy Corp.	955,658	10,837
		1,617,936
Financials (16.8%)
JPMorgan Chase & Co.	10,078,544	947,988
Bank of America Corp.	25,805,383	612,878
Progressive Corp.	6,742,495	540,141
MetLife Inc.	11,659,508	425,805
BlackRock Inc.	781,424	425,165
Chubb Ltd.	2,915,047	369,103
Truist Financial Corp.	7,515,732	282,216
PNC Financial Services Group Inc.	2,202,594	231,735
Blackstone Group LP Class A	3,662,668	207,527
Citigroup Inc.	3,947,471	201,716
Wells Fargo & Co.	6,592,039	168,756
Morgan Stanley	2,598,582	125,512
Travelers Cos. Inc.	1,064,363	121,391
M&T Bank Corp.	883,726	91,881
Ameriprise Financial Inc.	596,077	89,435
Fifth Third Bancorp	3,528,987	68,039
Regions Financial Corp.	6,019,265	66,934
LPL Financial Holdings Inc.	825,694	64,734
Equitable Holdings Inc.	3,298,601	63,630
Citizens Financial Group Inc.	2,455,784	61,984
Prudential Financial Inc.	998,018	60,779
US Bancorp	1,491,792	54,928
Unum Group	2,843,550	47,175
First American Financial Corp.	870,904	41,821
Aflac Inc.	1,149,652	41,422
CME Group Inc.	242,966	39,492
Synchrony Financial	1,648,763	36,537
KeyCorp	2,381,465	29,006
Cincinnati Financial Corp.	358,828	22,976
Huntington Bancshares Inc.	2,535,613	22,909
Cullen/Frost Bankers Inc.	266,867	19,938
PacWest Bancorp	909,204	17,920
T. Rowe Price Group Inc.	99,417	12,278
Comerica Inc.	306,547	11,679
Bank of New York Mellon Corp.	205,277	7,934
People's United Financial Inc.	548,598	6,347
Virtu Financial Inc. Class A	247,774	5,847
Prosperity Bancshares Inc.	97,427	5,785
Jefferies Financial Group Inc.	370,640	5,763
MGIC Investment Corp.	563,577	4,616

First Horizon National Corp.	459,841	4,580
		5,666,302
Health Care (18.1%)
Johnson & Johnson	8,795,945	1,236,974
Pfizer Inc.	24,670,107	806,712
Merck & Co. Inc.	8,891,356	687,569
Eli Lilly and Co.	2,823,353	463,538
UnitedHealth Group Inc.	1,518,728	447,949
Medtronic plc	4,463,498	409,303
CVS Health Corp.	4,560,061	296,267
AbbVie Inc.	2,863,994	281,187
AstraZeneca plc ADR	5,091,846	269,308
Roche Holding AG	737,223	255,411
Koninklijke Philips NV	5,537,138	258,685
Novartis AG	2,612,916	227,640
Gilead Sciences Inc.	1,895,535	145,842
Bristol-Myers Squibb Co.	2,339,331	137,553
Amgen Inc.	443,366	104,572
Cardinal Health Inc.	1,481,876	77,339
		6,105,849
Industrials (10.1%)
Lockheed Martin Corp.	1,340,777	489,276
Union Pacific Corp.	2,349,965	397,309
General Dynamics Corp.	2,161,979	323,129
Deere & Co.	2,032,502	319,408
Eaton Corp. plc	3,445,924	301,449
Raytheon Technologies Corp.	4,530,077	279,143
Caterpillar Inc.	1,957,179	247,583
Honeywell International Inc.	1,271,551	183,854
Trane Technologies plc	2,028,128	180,463
Cummins Inc.	609,949	105,680
Johnson Controls International plc	2,921,975	99,756
PACCAR Inc.	1,246,192	93,278
Illinois Tool Works Inc.	471,462	82,435
United Parcel Service Inc. Class B	614,627	68,334
CH Robinson Worldwide Inc.	840,832	66,476
3M Co.	420,602	65,610
Nielsen Holdings plc	2,905,781	43,180
General Electric Co.	4,314,703	29,469
GATX Corp.	281,289	17,153
Fastenal Co.	201,805	8,645
MSC Industrial Direct Co. Inc. Class A	86,413	6,292
Hubbell Inc. Class B	24,126	3,025
		3,410,947
Information Technology (12.1%)
Cisco Systems Inc.	21,164,239	987,100
Intel Corp.	15,166,332	907,402
Corning Inc.	12,209,227	316,219
TE Connectivity Ltd.	3,396,585	276,992
KLA Corp.	1,259,839	245,013
Automatic Data Processing Inc.	1,508,034	224,531
Analog Devices Inc.	1,774,938	217,678
Texas Instruments Inc.	1,617,767	205,408
International Business Machines Corp.	1,449,769	175,089
QUALCOMM Inc.	1,528,270	139,393
HP Inc.	5,332,849	92,952

Broadcom Inc.	277,397	87,549
Seagate Technology plc	1,565,773	75,799
Maxim Integrated Products Inc.	1,049,418	63,605
Western Union Co.	2,030,740	43,905
		4,058,635
Materials (2.7%)
PPG Industries Inc.	2,175,427	230,726
Celanese Corp. Class A	2,477,444	213,902
Linde plc	379,390	80,472
International Paper Co.	1,572,144	55,355
Air Products & Chemicals Inc.	222,275	53,670
DuPont de Nemours Inc.	880,795	46,797
Reliance Steel & Aluminum Co.	468,042	44,431
Corteva Inc.	1,582,013	42,382
CF Industries Holdings Inc.	1,234,740	34,746
Dow Inc.	847,369	34,539
Huntsman Corp.	1,265,872	22,748
Scotts Miracle -Gro Co.	134,794	18,126
Greif Inc. Class A	440,884	15,171
Packaging Corp. of America	149,745	14,944
		908,009
Real Estate (1.4%)
Crown Castle International Corp.	2,848,713	476,732

Utilities (8.4%)
Dominion Energy Inc.	5,891,268	478,253
Sempra Energy	3,160,361	370,489
Exelon Corp.	9,837,917	357,018
Duke Energy Corp.	3,483,632	278,307
FirstEnergy Corp.	6,579,079	255,137
American Electric Power Co. Inc.	2,674,373	212,987
Eversource Energy	1,856,050	154,553
Southern Co.	2,433,693	126,187
NextEra Energy Inc.	352,814	84,735
UGI Corp.	2,646,126	84,147
AES Corp.	5,178,760	75,040
Evergy Inc.	1,050,927	62,310
Entergy Corp.	647,304	60,724
PPL Corp.	2,133,025	55,118
Ameren Corp.	715,794	50,363
PNM Resources Inc.	1,291,701	49,653
IDACORP Inc.	422,820	36,942
Public Service Enterprise Group Inc.	228,951	11,255
WEC Energy Group Inc.	97,950	8,585
Pinnacle West Capital Corp.	68,856	5,047
MDU Resources Group Inc.	221,242	4,907
		2,821,757
Total Common Stocks (Cost $28,259,398)		32,884,784

Temporary Cash Investments (2.9%)
Money Market Fund (2.0%)
1,2 Vanguard Market Liquidity Fund, 0.227%		6,717,178	671,718

		Face
		Amount
		($000)
Repurchase Agreements (0.8%)
	Goldman Sachs & Co.
	0.070%, 7/1/20 (Dated 6/30/20, Repurchase Value
	$94,700,000, collateralized by Federal Home Loan Mortgage
	Corp., 2.500%-6.500%, 6/1/26-8/1/49, Federal National
	Mortgage Assn., 3.500%-5.500%, 8/1/28-12/1/49, and
	Government National Mortgage Assn., 2.700%-6.500%,
	6/20/27-2/15/55, with a value of $96,594,000)	94,700	94,700
	Nomura International plc
	0.070%, 7/1/20 (Dated 6/30/20, Repurchase Value
	$144,000,000, collateralized by U.S. Treasury Note/Bond,
	0.125%-8.750%, 8/15/20-5/15/46, with a value of
	$146,880,000)	144,000	144,000
	RBS Securities, Inc.
	0.070%, 7/1/20 (Dated 6/30/20, Repurchase Value
	$16,400,000, collateralized by U.S. Treasury Note/Bond,
	0.250%, 7/15/29, with a value of $16,728,000)	16,400	16,400
	Societe Generale
	0.070%, 7/1/20 (Dated 6/30/20, Repurchase Value
	$13,700,000, collateralized by Federal Home Loan Mortgage
	Corp., 5.330%-5.950%, 8/15/20-11/1/30, Federal National
	Mortgage Assn., 3.500%-4.500%, 8/1/48-9/1/49,
	Government National Mortgage Assn., 2.500%-3.125%,
	12/20/26-11/20/49, U.S Treasury Bill, 0.000%, 9/17/20, and
	U.S. Treasury Note/Bond, 0.125%-2.625%, 4/30/21-2/15/45,
	with a value of $13,974,000)	13,700	13,700
			268,800
U.S. Government and Agency Obligations (0.1%)
3	United States Cash Management Bill, 0.103%-0.135%, 7/14/20	4,600	4,600
3	United States Cash Management Bill, 0.116%, 9/29/20	40,300	40,285
	United States Treasury Bill, 0.120%, 7/30/20	2,000	2,000
			46,885
Total Temporary Cash Investments (Cost $987,120)			987,403
Total Investments (100.5%) (Cost $29,246,518)			33,872,187
Other Assets and Liabilities -Net (-0.5%)			(182,728)
Net Assets (100%)			33,689,459

^ Includes partial security positions on loan to broker-dealers. The total value of securities on lo an is $206,408,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $219,157,000 was received for securities on loan.
3 Securities with a value of $41,279,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Equity Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	3,252	502,467	10,727

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after t he close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset v alue. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin

Equity Income Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	32,056,284	828,500	—	32,884,784
Temporary Cash Investments	671,718	315,685	—	987,403
Total	32,728,002	1,144,185	—	33,872,187
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,197	—	—	7,197
1 Represents variation margin on the last day of the reporting period.